RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cooperation partnership with JJ Explorer [Member] | Since February 1, 2016 [Member]
Right of use assets, term to develop web and mobile application platforms	5 years	5 years
Right of use assets, term to develop web and mobile application platforms, expiration date	Jan. 31, 2021	Jan. 31, 2021
Related party share in net earnings	50.00%	50.00%
Directors [Member]
Due to related parties	$ 218,840	$ 199,949